Finance expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finance expense
Finance expense	€ 582	€ 615	€ 527
Exceptional finance income		(78)
Net finance expense	582	537	527
Before exceptional items
Finance expense
Senior secured and senior notes	384	416	378
Term loan	5	26	26
Other interest expense	6	7	8
Interest expense	395	449	412
Net pension interest cost	22	24	23
Loss on derivative instruments	24
Foreign currency translation losses/(gains)	19	(18)	77
Other finance (income)/expense	(1)	(5)	2
Finance expense	459	450	514
Exceptional items
Finance expense
Finance expense	€ 123	165	€ 13
Exceptional finance income		€ (78)